MILLER INVESTMENT TRUST

Miller Intermediate Bond Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Miller Intermediate Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 7, 2020 (SEC Accession No. 0001580642-20-000087).